Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 194,471	$ 182,342	$ 183,256
Sale of products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	192,342	181,823	182,850
Services rendered [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	385	330	262
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,744	$ 189	$ 144